Settlement Processing Assets and Obligations (Details) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Offsetting Assets [Line Items]
Total	$ 2,394,822	$ 780,917
Settlement processing obligations	2,033,900	451,317
Merchant Reserves
Offsetting Assets [Line Items]
Merchant Reserves	(10,743)	(79,547)
Settlement Liabilities, Reserves	169,442	96,622
Allowance For Operating Losses
Offsetting Assets [Line Items]
Settlement Liabilities, Reserves	1,286	1,725
Allowance for Trade Receivables
Offsetting Assets [Line Items]
Settlement Liabilities, Reserves	4,929	601
Interchange reimbursement
Offsetting Assets [Line Items]
Settlement processing assets	186,660	217,806
Settlement processing obligations	(68,444)	(54,459)
(Liability To) Receivable From Members
Offsetting Assets [Line Items]
Settlement processing assets	294,837	206,322
Settlement processing obligations	628	5,490
Liability to Merchants
Offsetting Assets [Line Items]
Settlement processing obligations	1,931,390	407,651
Receivables From Card Networks
Offsetting Assets [Line Items]
Settlement processing assets	1,919,148	430,763
Exception items
Offsetting Assets [Line Items]
Settlement processing assets	4,920	5,573
Settlement processing obligations	$ (5,331)	$ (6,313)